Supplementary Information on Oil and Gas Exploration and Production (Unaudited) (Tables)	12 Months Ended
Mar. 31, 2018
Extractive Industries [Abstract]
Summary of Capitalized Costs for Oil and Gas Exploration and Production Activities

The following table summarizes capitalized costs for oil and gas exploration and production activities with the related accumulated depreciation, depletion and amortization, and asset retirement obligation assets:

	India	Sri Lanka	South Africa
	(₹ in million)	(₹ in million)	(₹ in million)
March 31, 2018
Unproved oil and gas properties	17,121	51,261	2,372
Proved oil and gas properties	1,276,878	—	—
Support equipment	4,865	—	—

Gross Capitalized costs	1,298,864	51,261	2,372
Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss)	(1,075,592)	(51,261)	(2,372)

Net Capitalized costs	223,272	—	—

Net Capitalized costs (US dollars in million)	3,429	—	—

March 31, 2017
Unproved oil and gas properties	16,388	51,100	2,351
Proved oil and gas properties	1,264,044	—	—
Support equipment	4,656	—	—

Gross Capitalized costs	1,285,088	51,100	2,351
Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss)	(1,136,079)	(51,100)	(2,351)

Net Capitalized costs	149,009	—	—

March 31, 2016
Unproved oil and gas properties	16,352	52,277	2,405
Proved oil and gas properties	1,284,002	—	—
Support equipment	4,906	—	—

Gross Capitalized costs	1,305,260	52,277	2,405
Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss)	(1,135,740)	(52,277)	(2,405)

Net Capitalized costs	169,520	—	—

Summary of Costs Incurred in Oil and Gas Property Acquisition, Exploration and Development Activities

Costs incurred are summarized below and include both amounts expensed and capitalized:

	India	Sri Lanka	South Africa
	(₹ in million)	(₹ in million)	(₹ in million)
March 31, 2018
Acquisition of properties
Proved	—	—	—
Unproved	—	—	—
Exploration costs	(1,506)	9	10
Development costs	10,923	—	—

Total	9,417	9	10

Total (US dollars in million)	145	0	0

March 31, 2017
Acquisition of properties
Proved	—	—	—
Unproved	—	—	—
Exploration costs	(84)	70	45
Development costs	10,104	—	—

Total	10,020	70	45

March 31, 2016
Acquisition of properties
Proved	—	—	—
Unproved	—	—	—
Exploration costs	4,689	97	107
Development costs	8,934	—	—

Total	13,623	97	107

* Figures in brackets ( ) represents reversal / transfers between exploration and development costs.

Summary of Results of Operations for Oil and Gas Producing Activities

The Company’s results of operations from oil and gas producing activities for the years ended March 31, 2018, 2017 and 2016 are shown in the following table.

	India	Sri Lanka	South Africa
	(₹ in million)	(₹ in million)	(₹ in million)
March 31, 2018
Revenues
Sales	95,359	—	—
Transfers	—	—	—
Operating Income	—	—	—

Total	95,359	—	—

Production costs	(40,583)	—	—
Exploration (expenses)/ reversal	8	(9)	(0)
Depreciation, depletion and amortization and valuation provisions (including impairment loss/reversal)	63,584	—	—

Results before income tax expenses	118,368	(9)	(0)
Income tax expenses	(46,398)	—	—

Results of operations from producing activities (excluding corporate overhead and interest costs)	71,970	(9)	(0)

Results of operations from producing activities (excluding corporate overhead and interest costs) (US dollars in million)	1,105	(0)	(0)

March 31, 2017
Revenues
Sales	82,041	—	—
Transfers	—	—	—
Operating Income	70	—	—

Total	82,111	—	—

Production costs	(38,613)	—	—
Exploration expenses	(292)	(70)	(45)
Depreciation, depletion and amortization and valuation provisions (including impairment loss)	(26,687)	—	—

Results before income tax expenses	16,519	(70)	(45)
Income tax expenses	(5,028)	—	—

Results of operations from producing activities (excluding corporate overhead and interest costs)	11,491	(70)	(45)

	India	Sri Lanka	South Africa
	(₹ in million)	(₹ in million)	(₹ in million)
March 31, 2016
Revenues
Sales	86,559	—	—
Transfers	—	—	—
Operating Income	176	—	—

Total	86,735	—	—

Production costs	(47,272)	—	—
Exploration expenses	(174)	(97)	(23)
Depreciation, depletion and amortization and valuation provisions	(374,166)	—	(2,374)

Results before income tax expenses	(334,877)	(97)	(2,397)
Income tax expenses	(1,606)	—	—

Results of operations from producing activities (excluding corporate overhead and interest costs)	(336,483)	(97)	(2,397)

Summary of Reserve Quantities Information

A summary of the annual changes in the proved reserves of oil is as follows (in mmbbls):

Proved developed and undeveloped reserves	India	Sri Lanka	South Africa	Total
Reserves at March 31, 2015	90.09	—	—	90.09

Revisions of previous estimates	20.62	—	—	20.62
Extensions and discoveries	—	—	—	—
Improved Recovery	—	—	—	—
Sales of reserves	—	—	—	—
Purchases of reserves	—	—	—	—
Production for the year	(32.61)	—	—	(32.61)

Reserves at March 31, 2016	78.10	—	—	78.10

Revisions of previous estimates	7.53	—	—	7.53
Extensions and discoveries	—	—	—	—
Improved Recovery	—	—	—	—
Sales of reserves	—	—	—	—
Purchases of reserves	—	—	—	—
Production for the year	(28.07)	—	—	(28.07)

Reserves at March 31, 2017	57.56	—	—	57.56

Revisions of previous estimates	15.11	—	—	15.11
Extensions and discoveries	0.23	—	—	0.23
Improved Recovery	2.96	—	—	2.96
Sales of reserves	—	—	—	—
Purchases of reserves	—	—	—	—
Production for the year	(28.50)	—	—	(28.50)

Reserves at March 31, 2018	47.36	—	—	47.36

A summary of the annual changes in the proved reserves of natural gas is as follows (in bcf):

Proved developed and undeveloped reserves	India	Sri Lanka	South Africa	Total
Reserves at March 31, 2015	4.89	—	—	4.89

Revisions of previous estimates	4.94	—	—	4.94
Extensions and discoveries	—	—	—	—
Improved Recovery	—	—	—	—
Sales of reserves	—	—	—	—
Purchases of reserves	—	—	—	—
Production for the year	(4.32)	—	—	(4.32)

Reserves at March 31, 2016	5.51	—	—	5.51

Revisions of previous estimates	3.16	—	—	3.16
Extensions and discoveries	—	—	—	—
Improved Recovery	—	—	—	—
Sales of reserves	—	—	—	—
Purchases of reserves	—	—	—	—
Production for the year	(2.96)	—	—	(2.96)

Reserves at March 31, 2017	5.71	—	—	5.71

Revisions of previous estimates	10.95	—	—	10.95
Extensions and discoveries	—	—	—	—
Improved Recovery	—	—	—	—
Sales of reserves	—	—	—	—
Purchases of reserves	—	—	—	—
Production for the year	(5.50)	—	—	(5.50)

Reserves at March 31, 2018	11.16	—	—	11.16

	2018		2017		2016
	Natural gas	Crude Oil	Natural gas	Crude Oil	Natural gas	Crude Oil
	(bcf)	(mmbbls)	(bcf)	(mmbbls)	(bcf)	(mmbbls)
Net proved developed reserves:
India	9.87	38.59	4.76	57.08	4.47	76.54
Sri Lanka	—	—	—	—	—	—
South Africa	—	—	—	—	—	—

Total net proved developed reserves	9.87	38.59	4.76	57.08	4.47	76.54

Net proved undeveloped reserves:
India	1.29	8.77	0.95	0.48	1.04	1.56
Sri Lanka	—	—	—	—	—	—
South Africa	—	—	—	—	—	—

Total net proved undeveloped reserves	1.29	8.77	0.95	0.48	1.04	1.56

Summary of Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Quantities and Changes Therein

The table below shows the standardized measure of future net cash flows relating to proved reserves.

	India (₹ in million)	Sri Lanka (₹ in million)	South Africa (₹ in million)	Total (₹ in million)	Total (US dollars in million)
At March 31 2018
Future cash inflows	161,541	—	—	161,541	2,481
Future production costs	(83,517)	—	—	(83,517)	(1,283)
Future development costs	(22,648)	—	—	(22,648)	(348)
Future income tax expenses	(3,528)	—	—	(3,528)	(54)

Undiscounted future net cash flows	51,848	—	—	51,848	796
10 percent midyear annual discount for timing of estimated cash flows	(5,533)	—	—	(5,533)	(85)

Standardized measure of discounted future net cash flows	46,315	—	—	46,315	712

At March 31 2017
Future cash inflows	165,148	—	—	165,148
Future production costs	(93,326)	—	—	(93,326)
Future development costs	(16,485)	—	—	(16,485)
Future income tax expenses	(1,375)	—	—	(1,375)

Undiscounted future net cash flows	53,962	—	—	53,962
10 percent midyear annual discount for timing of estimated cash flows	(6,469)	—	—	(6,469)

Standardized measure of discounted future net cash flows	47,493	—	—	47,493

At March 31 2016
Future cash inflows	212,729	—	—	212,729
Future production costs	(127,002)	—	—	(127,002)
Future development costs	(22,492)	—	—	(22,492)
Future income tax expenses	(710)	—	—	(710)

Undiscounted future net cash flows	62,525	—	—	62,525
10 percent midyear annual discount for timing of estimated cash flows	(8,075)	—	—	(8,075)

Standardized measure of discounted future net cash flows	54,450	—	—	54,450

	India (₹ in million)	Sri Lanka (₹ in million)	South Africa (₹ in million)	Total (₹ in million)	Total (US dollars in million)
Balance at April 1, 2017	47,493	—	—	47,493	729

Sales and transfers of oil and gas, net of production cost	(55,317)	—	—	(55,317)	(850)
Development cost incurred	8,388	—	—	8,388	129
Net change due to purchases and sales of minerals in place	—	—	—	—	—
Net change due to extensions, discoveries and improved recovery less related costs	4,075	—	—	4,075	63
Net change due to revisions in quantity estimates	25,035	—	—	25,035	385
Net change in prices, transfer prices and in production cost	15,257	—	—	15,257	234
Changes in estimated future development costs	(1,785)	—	—	(1,785)	(27)
Accretion of discount	4,887	—	—	4,887	75
Net change in income taxes	(1,718)	—	—	(1,718)	(26)
Timing	—	—	—	—	—

Balance at March 31, 2018	46,315	—	—	46,315	711

	India (₹ in million)	Sri Lanka (₹ in million)	South Africa (₹ in million)	Total (₹ in million)

Balance at April 1, 2016	54,450	—	—	54,450

Sales and transfers of oil and gas, net of production cost	(41,355)	—	—	(41,355)
Development cost incurred	10,341	—	—	10,341
Net change due to purchases and sales of minerals in place	—	—	—	—
Net change due to extensions, discoveries and improved recovery less related costs	—	—	—	—
Net change due to revisions in quantity estimates	9,377	—	—	9,377
Net change in prices, transfer prices and in production cost	7,644	—	—	7,644
Changes in estimated future development costs	2,059	—	—	2,059
Accretion of discount	5,517	—	—	5,517
Net change in income taxes	(540)	—	—	(540)
Timing	—	—	—	—

Balance at March 31, 2017	47,493	—	—	47,493

	India (₹ in million)	Sri Lanka (₹ in million)	South Africa (₹ in million)	Total (₹ in million)

Balance at April 1, 2015	157,369	—	—	157,369

Sales and transfers of oil and gas, net of production cost	(40,465)	—	—	(40,465)
Development cost incurred	8,910	—	—	8,910
Net change due to purchases and sales of minerals in place	—	—	—	—
Net change due to extensions, discoveries and improved recovery less related costs	—	—	—	—
Net change due to revisions in quantity estimates	20,538	—	—	20,538
Net change in prices, transfer prices and in production costs	(135,831)	—	—	(135,831)
Changes in estimated future development costs	19,030	—	—	19,030
Accretion of discount	17,060	—	—	17,060
Net change in income taxes	7,839	—	—	7,839
Timing	—	—	—	—

Balance at March 31, 2016	54,450	—	—	54,450